Basis of Preparation	6 Months Ended
Jun. 30, 2015
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 – Basis of Preparation

Statement of compliance

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. They should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's 2014 annual consolidated financial statements, which were filed with the U.S. Securities and Exchange Commission as part of the Company's annual report on Form 20-F for the year ended December 31, 2014.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2015 are not necessarily indicative of the results that may be expected for the year ended December 31, 2015 or for any other future period.

Recently issued accounting standards

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance under U.S. GAAP when it becomes effective. The new standard will be effective for the Company beginning January 1, 2017.

Application of the standard prior to its effective date is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.